ACQUISITIONS (Details Narrative) - Zigi Carmel Initiatives and Investments Ltd. [member] - Former shareholder [member]	Sep. 22, 2022 shares
IfrsStatementLineItems [Line Items]
Number of shares issued	7,920,000
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	41,684
Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage	100.00%
Number of shares issued	7,920,000
Share exchange agreement [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,452
Share exchange agreement [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	41,684
Share exchange agreement [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	7,920,000
Share exchange agreement [member] | Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,452